Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
SKYWEST, INC. EMPLOYEES' RETIREMENT PLAN
Fair Value Measurements
Schedule of assets measured at fair value on a recurring basis

As of December 31, 2025 and 2024, the Plan held certain assets that are required to be measured at fair value on a recurring basis. Assets measured at fair value on a recurring basis are summarized below (in thousands):

	Fair Value Measurements as of December 31, 2025
	(in 000's)
	Total	Level 1	Level 2	Level 3
Mutual funds	$703,887	$703,887	$—	$—
Self-directed brokerage accounts	136,688	136,688	—	—
Cash and cash equivalents	13,951	13,951	—	—
Common/collective trusts*	696,824	—	—	—
Stable value fund*	54,343	—	—	—
Common stock fund*	48,612	—	—	—
Total investments at fair value	$1,654,305	$854,526	$—	$—

	Fair Value Measurements as of December 31, 2024
	(in 000's)
	Total	Level 1	Level 2	Level 3
Mutual funds	$608,843	$608,843	$—	$—
Self-directed brokerage accounts	102,253	102,253
Cash and cash equivalents	7,911	7,911	—	—
Common/collective trusts*	571,991	—	—	—
Stable value fund*	62,108	—	—	—
Common stock fund*	45,305	—	—	—
Total investments at fair value	$1,398,411	$719,007	$—	$—
*	The fair values for the common/collective trusts, stable value fund, and common stock fund are provided above to permit the reconciliation of the fair value hierarchy to the amounts presented in the statements of assets available for benefits. The common/collective trusts, stable value fund, and common stock fund are measured using the net asset value per unit as a practical expedient and therefore are not classified in the fair value hierarchy.